Review of businesses	12 Months Ended
Dec. 31, 2011
Review of businesses

Note 26—Review of businesses

We have an internal information system that produces performance data for our two principal businesses and the Other segment. The following discussion of our businesses satisfies the disclosure requirements for ASC 280, Segment Reporting.

Organization of our business

In the first quarter of 2011, BNY Mellon realigned its internal reporting structure and business presentation to focus on its two principal businesses, Investment Management and Investment Services. The realignment reflects management’s current approach to assessing performance and decisions regarding resource allocations. Investment Management includes the former Asset Management and Wealth Management businesses. Investment Services includes the former Asset Servicing, Issuer Services and Clearing Services businesses, and the Cash Management business previously included in the Treasury Services business. The Other segment includes credit-related activities previously included in the Treasury Services business, the lease financing portfolio, corporate treasury activities, including our investment securities portfolio, our equity investments in Wing Hang Bank and ConvergEx Group, business exits and corporate overhead. All prior periods presented in this Annual Report are presented accordingly.

Also in the first quarter of 2011, we revised the net interest revenue for our businesses to reflect a new approach which adjusts our transfer pricing methodology to better reflect the value of certain domestic deposits. All prior period business results were restated to reflect this revision. This revision did not impact the consolidated results.

Business accounting principles

Our business data has been determined on an internal management basis of accounting, rather than the generally accepted accounting principles used for consolidated financial reporting. These measurement principles are designed so that reported results of the businesses will track their economic performance.

Business results are subject to reclassification whenever improvements are made in the measurement principles, or when organizational changes are made.

The accounting policies of the businesses are the same as those described in Note 1 of the Notes to Consolidated Financial Statements.

The operations of acquired businesses are integrated with the existing businesses soon after they are completed. As a result of the integration of staff support functions, management of customer relationships, operating processes and the financial impact of funding acquisitions, we cannot precisely determine the impact of acquisitions on income before taxes and therefore do not report it.

Information on our businesses is reported on a continuing operations basis for 2010 and 2009. See Note 4 of the Notes to Consolidated Financial Statements for a discussion of discontinued operations.

The primary types of revenue for two principal businesses and the Other segment are presented below:

Business	Primary types of revenue
Investment Management

•    Investment management and performance fees from:

Mutual funds

Institutional clients

Private clients

High-net-worth individuals and families, endowments and foundations and related entities

•    Distribution and servicing fees

Investment Services

•    Asset servicing fees, including institutional trust and custody fees, broker-dealer services and securities lending

•    Issuer services fees, including Corporate Trust, Depositary Receipts, employee investment plan services and Shareowner Services

•    Clearing services fees, including broker-dealer services, registered investment advisor services and prime brokerage services

•    Treasury services fees, including global payment services and working capital solutions

•    Foreign exchange

Other segment	• Credit-related activities • Leasing operations • Corporate treasury activities • Global markets and institutional banking services • Business exits

The results of our businesses are presented and analyzed on an internal management reporting basis:

•

Revenue amounts reflect fee and other revenue generated by each business. Fee and other revenue transferred between businesses under revenue transfer agreements is included within other revenue in each business.

•

Revenues and expenses associated with specific client bases are included in those businesses. For example, foreign exchange activity associated with clients using custody products is allocated to Investment Services.

•

Net interest revenue is allocated to businesses based on the yields on the assets and liabilities generated by each business. We employ a funds transfer pricing system that matches funds with the specific assets and liabilities of each business based on their interest sensitivity and maturity characteristics.

•	Support and other indirect expenses are allocated to businesses based on internally-developed methodologies.
•	Recurring FDIC expense is allocated to the businesses based on average deposits generated within each business.
•	Litigation expense is generally recorded in the business in which the charge occurs.
•

Management of the investment securities portfolio is a shared service contained in the Other segment. As a result, gains and losses associated with the valuation of the securities portfolio are included in the Other segment.

•	Client deposits serve as the primary funding source for our investment securities portfolio. We typically allocate all interest revenue to the businesses generating the deposits.

Accordingly, the higher yield related to the restructured investment securities portfolio has been included in the results of the businesses.

•	Restructuring charges are related to corporate initiatives and are therefore recorded in the Other segment.
•	M&I expenses are corporate level items and are therefore recorded in the Other segment.
•	Balance sheet assets and liabilities and their related income or expense are specifically assigned to each business. Businesses with a net liability position have been allocated assets.
•	Goodwill and intangible assets are reflected within individual businesses.

Total revenue includes approximately $2.2 billion in 2011, $2.1 billion in 2010 and $1.6 billion in 2009, of international operations domiciled in the UK which comprised 15%, 15% and 21% of total revenue, respectively.

The following consolidating schedules show the contribution of our businesses to our overall profitability.

For the year ended Dec. 31, 2011 (dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,264	(a)	$7,957	$475	$11,696	(a)
Net interest revenue	206		2,635	143	2,984
Total revenue	3,470		10,592	618	14,680
Provision for credit losses	1		-	-	1
Noninterest expense	2,746		7,478	888	11,112
Income (loss) before taxes	$723	(a)	$3,114	$(270)	$3,567	(a)
Pre-tax operating margin (b)	21%		29%	N/M	24%
Average assets	$37,043		$207,454	$46,648	$291,145
(a)	Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
(b)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2010
(dollar amounts in millions)	Investment Management		Investment Services	Other	Total continuing operations
Fee and other revenue	$3,234	(a)	$7,179	$478	$10,891	(a)
Net interest revenue	205		2,448	272	2,925
Total revenue	3,439		9,627	750	13,816
Provision for credit losses	3		-	8	11
Noninterest expense	2,693		6,515	962	10,170
Income (loss) before taxes	$743	(a)	$3,112	$(220)	$3,635	(a)
Pre-tax operating margin (b)	22%		32%	N/M	26%
Average assets	$35,411		$161,605	$40,420	$237,436	(c)
(a)	Total fee and other revenue includes income from consolidated investment management funds of $226 million, net of noncontrolling interests of $59 million, for a net impact of $167 million. Income before taxes includes noncontrolling interests of $59 million.
(b)	Income before taxes divided by total revenue.
(c)	Including average assets of discontinued operations of $404 million in 2010, consolidated average assets were $237,840 million.

For the year ended Dec. 31, 2009
(dollar amounts in millions)	Investment Management	Investment Services	Other	Total continuing operations
Fee and other revenue	$2,825	$6,887	$(4,973)	$4,739
Net interest revenue	242	2,349	324	2,915
Total revenue	3,067	9,236	(4,649)	7,654
Provision for credit losses	1	-	331	332
Noninterest expense	2,499	5,901	1,130	9,530
Income (loss) before taxes	$567	$3,335	$(6,110)	$(2,208)
Pre-tax operating margin (a)	18%	36%	N/M	N/M
Average assets	$21,840	$151,001	$37,098	$209,939	(b)
(a)	Income before taxes divided by total revenue.
(b)	Including average assets of discontinued operations of $2,188 million in 2009, consolidated average assets were $212,127 million.